Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement Of Comprehensive Income [Abstract]
Net unrealized gain (loss) on hedging derivatives, tax effect	$ (5,600)	$ (4,900)	$ 0
Reclassification adjustment for loss on settlement of hedging derivatives included in net earnings, tax effect	3,500	200	0
Foreign currency translation loss, tax effect	0	400	(600)
Adjustment to early retiree medical plan, tax effect	127	(1,921)	2,547
Reclassification adjustment for gain on early retiree medical plan included in net earnings, tax effect	(414)	(557)	0
Other, tax effect	$ 1,500	$ 0	$ 0